Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS FUNDAMENTAL ETF TRUST
Entity Central Index Key	0001670310
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000198594 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select International ETF
Trading Symbol	DINT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$75	0.62%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 43.44%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+56% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+58% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 33% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 1% vs 6%)
  China holdings - outperformed the Index China exposure (+69% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+4% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+31% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 32% vs 11%)
  Underweight in Industrials - (average weighting 9% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (3% average position)
  Individual holdings
    Baidu (-6%) - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA for an investment made at net asset value on March 1, 2018.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	43.44%	7.38%	4.04%
MSCI ACWI ex USA	24.33%	5.77%	4.23%

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 205,100,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 874,800
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$205.1
Total number of portfolio holdings as of 10/31/24	28
Portfolio turnover rate for the period	26%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$874.8

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	41.78%
Financials	31.11%
Industrials	6.86%
Real Estate	4.44%
Information Technology	4.17%

C000174139 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Financial ETF
Trading Symbol	DFNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$78	0.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 47.35%, versus a 46.35% return for the Index. The Fund also outperformed the 38.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+82%), Banks (+66%), and Capital Markets (+52%)
    Weakest performing industries - Insurance (+32%) and Financial Services (+34%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+48% vs +34%) and underweight (average weighting 10% vs 32%)
    Berkshire Hathaway (+32%) and Rocket Companies (+118%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Fifth Third Bancorp (+91%), JPMorgan Chase (+63%), Wells Fargo (+68%), PNC Financial Services (+71%), and U.S. Bancorp (+59%)
  Overweight in Consumer Finance (average weighting 13% vs 4%)
    Capital One Financial (+64%) - largest individual contributor
    American Express (+87%)
  Individual holding
    Bank of New York Mellon (+82%)
Detractors from Performance
  Insurance - underperformed the Index industry (+19% vs +32%)
    Everest Group (-8%) - largest individual detractor
  Banks - underperformed the Index industry (+60% vs +66%)
  Capital Markets - underperformed the Index industry (+43% vs +52%) and underweight (average weighting 12% vs 22%)
  Consumer Finance - underperformed the Index industry (+71% vs +82%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	47.35%	11.69%	10.60%
S&P 500 Index	38.02%	15.25%	14.46%
S&P 500 Financials Index	46.35%	12.44%	11.32%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 223,800,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$223.8
Total number of portfolio holdings as of 10/31/24	30
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$1.1

Holdings [Text Block]	Top Industries as of 10/31/24 Net Assets
Banks	44.49%
Insurance	16.95%
Consumer Finance	12.72%
Capital Markets	12.35%
Financial Services	9.41%

C000174138 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select U.S. Equity ETF
Trading Symbol	DUSA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly underperformed the Standard & Poor’s 500 Index (“S&P 500" or the “Index”) for the period. The Fund delivered a total return of 37.99%, versus a 38.02% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+51%), Communication Services (+48%),
    and Financials (+46%)
    Weakest performing sectors - Energy (+8), Health Care (+20%), and Consumer Staples (+23%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+12% vs +51%) and underweight
  (average weighting 7% vs 30%)
    Intel (-40%)
  Health Care - underperformed the Index sector (+12% vs +20%) and overweight (average weighting 15% vs 12%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Consumer Discretionary - underperformed the Index sector (+26% vs +32%)
  Repurchase agreement position (cash) in a strong market environment (3% average position)
  Individual holdings
    AGCO (-10%), ConocoPhillips (-1%), and Tyson Foods (flat)
    ConocoPhillips and Tyson Foods - new purchases during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+74% vs +48%) and overweight (average weighting 16% vs 9%)
    Meta Platforms (+89%) - largest individual contributor
    Alphabet (+38%)
  Financials - outperformed the Index sector (+50% vs +46%) and significantly overweight (average weighting 40% vs 13%)
    Capital One Financial (+64%), Berkshire Hathaway (+32%), Wells Fargo (+68%), Bank of New York Mellon (+82%), and U.S. Bancorp (+59%)
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting less than 1% vs 6%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%), Owens Corning (+58%), and Viatris (+36%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	37.99%	12.67%	11.24%
S&P 500 Index	38.02%	15.25%	14.46%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 542,100,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$542.1
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$2.6

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Financials	36.89%
Health Care	17.59%
Communication Services	14.91%
Consumer Discretionary	10.85%
Information Technology	5.67%

C000174140 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Worldwide ETF
Trading Symbol	DWLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$77	0.63%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 43.54%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+57% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Trip.com Group (+56%), and Amazon.com (+40%)
    Trip.com Group - new purchase during the period
  Communication Services - outperformed the Index sector (+65% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 36% vs 16%)
    Capital One Financial (+64%), Wells Fargo (+68%), Ping An Insurance (+30%), and Danske Bank (+35%)
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+80% vs +22%)
  Individual holding
    KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+12% vs +49%) and underweight
  (average weighting 8% vs 24%)
    Samsung Electronics (-12%)
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Financials - underperformed the Index sector (+41% vs +42%)
    AIA Group (-6%)
  Individual holdings
    Darling Ingredients (-12%) and AGCO (-10%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested at NAV , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	43.54%	11.10%	9.75%
MSCI ACWI	32.79%	11.07%	10.81%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 342,200,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$342.2
Total number of portfolio holdings as of 10/31/24	42
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (in millions)	$1.6

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Financials	31.46%
Consumer Discretionary	30.50%
Health Care	11.00%
Communication Services	10.83%
Information Technology	5.05%